Net profit per share - Schedule of Computation of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to FinVolution Group's ordinary shareholders	¥ 2,508,947,000	$ 393,708	¥ 1,972,700,000	¥ 2,372,850,000
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,420,870,790	1,420,870,790	1,477,162,991	1,525,814,189
Net profit per share attributable to FinVolution Group's ordinary shareholders - basic | (per share)	¥ 1.77	$ 0.28	¥ 1.34	¥ 1.56
Net profit attributable to FinVolution Group's ordinary shareholders | ¥	¥ 2,508,947,000		¥ 1,972,700,000	¥ 2,372,850,000
Weighted average number of ordinary shares outstanding - diluted	1,482,501,832	1,482,501,832	1,491,325,420	1,552,423,060
Net profit per share attributable to FinVolution Group's ordinary shareholders - diluted | ¥	¥ 1,690		¥ 1,320	¥ 1,530
Employee Stock Option [Member]
Denominator:
Ordinary shares issuable using treasury stock method	8,495,974	8,495,974	9,801,862	23,831,652
Restricted Stock Units (RSUs) [Member]
Denominator:
Ordinary shares issuable using treasury stock method	53,135,068	53,135,068	4,360,567	2,777,219